FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Measurements Disclosure [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than quoted prices included in Level 1. We value assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Recurring Fair Value Measurements
In accordance with U.S. GAAP, certain assets and liabilities are required to be recorded at fair value on a recurring basis. For our Company, the only assets and liabilities that are adjusted to fair value on a recurring basis are investments in equity with readily determinable fair values, debt securities classified as trading or available-for-sale and derivative financial instruments. Additionally, the Company adjusts the carrying value of certain long-term debt as a result of the Company's fair value hedging strategy.
Investments in Debt and Equity Securities
The fair values of our investments in debt and equity securities using quoted market prices from daily exchange traded markets are based on the closing price as of the balance sheet date and are classified as Level 1. The fair values of our investments in debt and equity securities classified as Level 2 are priced using quoted market prices for similar instruments or nonbinding market prices that are corroborated by observable market data. Inputs into these valuation techniques include actual trade data, benchmark yields, broker/dealer quotes and other similar data. These inputs are obtained from quoted market prices, independent pricing vendors or other sources.
Derivative Financial Instruments
The fair values of our futures contracts are primarily determined using quoted contract prices on futures exchange markets. The fair values of these instruments are based on the closing contract price as of the balance sheet date and are classified as Level 1.
The fair values of our derivative instruments other than futures are determined using standard valuation models. The significant inputs used in these models are readily available in public markets, or can be derived from observable market transactions, and therefore have been classified as Level 2. Inputs used in these standard valuation models for derivative instruments other than futures include the applicable exchange rates, forward rates, interest rates, discount rates and commodity prices. The standard valuation model for options also uses implied volatility as an additional input. The discount rates are based on the historical U.S. Deposit or U.S. Treasury rates, and the implied volatility specific to options is based on quoted rates from financial institutions.
Included in the fair value of derivative instruments is an adjustment for nonperformance risk. The adjustment is based on current credit default swap ("CDS") rates applied to each contract, by counterparty. We use our counterparty's CDS rate when we are in an asset position and our own CDS rate when we are in a liability position. The adjustment for nonperformance risk did not have a significant impact on the estimated fair values of our derivative instruments.
The following tables summarize those assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2018
	Level 1	Level 2	Level 3	Other[3]	Netting Adjustment	[4]	Fair Value Measurements
Assets:
Equity securities with readily determinable values[1]	$1,681	$186	$6	$61	$—		$1,934
Debt securities[1]	—	5,018	19	—	—		5,037
Derivatives[2]	2	313	—	—	(261)	[5]	54	[7]
Total assets	$1,683	$5,517	$25	$61	$(261)		$7,025
Liabilities:
Derivatives[2]	$(14)	$(221)	$—	$—	$182	[6]	$(53)	[7]
Total liabilities	$(14)	$(221)	$—	$—	$182		$(53)

[1]	Refer to Note 4 for additional information related to the composition of our equity securities with readily determinable values and debt securities.

[2]	Refer to Note 6 for additional information related to the composition of our derivative portfolio.

[3]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 4.

[4]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There are no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 6.

[5]	The Company is obligated to return $96 million in cash collateral it has netted against its derivative position.

[6]	The Company has the right to reclaim $4 million in cash collateral it has netted against its derivative position.

[7]
The Company's derivative financial instruments are recorded at fair value in our consolidated balance sheet as follows: $54 million in the line item other assets; $3 million in the line item accounts payable and accrued expenses; and $50 million in the line item other liabilities. Refer to Note 6 for additional information related to the composition of our derivative portfolio.

	December 31, 2017
	Level 1	Level 2	Level 3		Other[4]	Netting Adjustment	[5]	Fair Value Measurements
Assets:
Trading securities[1]	$212	$127	$3		$65	$—		$407
Available-for-sale securities[1]	1,899	5,739	169	[3]	—	—		7,807
Derivatives[2]	7	250	—		—	(198)	[6]	59	[8]
Total assets	$2,118	$6,116	$172		$65	$(198)		$8,273
Liabilities:
Derivatives[2]	$(3)	$(262)	$—		$—	$147	[7]	$(118)	[8]
Total liabilities	$(3)	$(262)	$—		$—	$147		$(118)

[1]	Refer to Note 4 for additional information related to the composition of our trading securities and available-for-sale securities.

[2]	Refer to Note 6 for additional information related to the composition of our derivative portfolio.

[3]	Primarily related to debt securities that mature in 2018.

[4]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 4.

[5]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There are no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 6.

[6]	The Company is obligated to return $55 million in cash collateral it has netted against its derivative position.

[7]	The Company has the right to reclaim $2 million in cash collateral it has netted against its derivative position.

[8]
The Company's derivative financial instruments are recorded at fair value in our consolidated balance sheet as follows: $59 million in the line item other assets; $40 million in the line item accounts payable and accrued expenses; and $78 million in the line item other liabilities. Refer to Note 6 for additional information related to the composition of our derivative portfolio.

Gross realized and unrealized gains and losses on Level 3 assets and liabilities were not significant for the years ended December 31, 2018 and 2017.
The Company recognizes transfers between levels within the hierarchy as of the beginning of the reporting period. Gross transfers between levels within the hierarchy were not significant for the years ended December 31, 2018 and 2017.
Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company records assets and liabilities at fair value on a nonrecurring basis as required by U.S. GAAP. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges, or as a result of observable changes in equity securities using the measurement alternative.
The gains and losses on assets measured at fair value on a nonrecurring basis are summarized in the table below (in millions):

	Gains (Losses)
Year Ended December 31,	2018		2017
Other-than-temporary impairment charges	$(591)	[1]	$(50)	[5]
CCBA asset adjustments	(554)	[2]	—
Other long-lived assets	(312)	[3]	(329)	[6]
Intangible assets	(138)	[3]	(442)	[7]
Assets held for sale	—		(1,819)	[8]
Investment in formerly unconsolidated subsidiary	(32)	[4]	150	[9]
Valuation of shares in equity method investee	—		25	[10]
Total	$(1,627)		$(2,465)

[1]
The Company recognized other-than-temporary impairment charges of $334 million related to certain equity method investees in the Middle East. These impairments were primarily driven by revised projections of future operating results largely related to instability in the region, which include recent sanctions imposed locally. The Company also recognized an other-than-temporary impairment charge of $205 million related to an equity method investee in Indonesia. This impairment was primarily driven by revised projections of future operating results reflecting unfavorable macroeconomic conditions and foreign currency exchange rate fluctuations. Additionally, the

Company recognized an other-than-temporary impairment charge of $52 million related to one of our equity method investees in Latin America. This impairment was primarily driven by revised projections of future operating results. The fair value of each of these investments was derived using discounted cash flow analyses based on Level 3 inputs.

[2]
The Company recorded an impairment charge of $554 million related to assets held by CCBA. This charge was incurred primarily as a result of management's view of the proceeds that were expected to be received upon sale based on revised projections of future operating results and foreign currency exchange rate fluctuations. The fair value of these assets was derived using discounted cash flow analyses based on Level 3 inputs. Refer to Note 2 and Note 18.

[3]
The Company recognized charges of $312 million related to CCR's property, plant and equipment and $138 million related to CCR's intangible assets. These charges were a result of management's revised estimate of the proceeds that were expected to be received for the remaining bottling territories upon their refranchising. These charges were determined by comparing the fair value of the reporting unit, based on Level 3 inputs, to its carrying value. Refer to Note 18.

[4]
The Company recognized a loss of $32 million, which included the remeasurement of our previously held equity interest in the Philippine bottling operations to fair value and the reversal of the related cumulative translation adjustments. The fair value of our previously held equity investment was determined using a discounted cash flow model based on Level 3 inputs.

[5]
The Company recognized an other-than-temporary impairment charge of $50 million related to one of our international equity method investees, primarily driven by foreign currency exchange rate fluctuations. The fair value of this investment was derived using discounted cash flow analyses based on Level 3 inputs.

[6]
The Company recognized impairment charges of $310 million related to CCR's property, plant and equipment and $19 million related to CCR's other assets primarily as a result of refranchising activities in North America. The fair value of these assets was derived using management's estimate of the proceeds that were expected to be received for the remaining bottling territories upon their refranchising.

[7]
The Company recognized an impairment charge of $375 million related to CCR's goodwill. This impairment charge was determined by comparing the fair value of the reporting unit, based on Level 3 inputs, to its carrying value. The Company also recognized an impairment charge of $33 million related to certain U.S. bottlers' franchise rights. This charge was determined by comparing the fair value of the asset to its current carrying value. Each of these impairment charges was primarily a result of refranchising activities in North America and management's estimates of the proceeds that were expected to be received for the remaining bottling territories upon their refranchising. Additionally, the Company recorded impairment charges of $34 million related to Venezuelan intangible assets due to weaker sales and the volatility of foreign currency exchange rates resulting from continued political instability. The fair value of these assets was derived using discounted cash flow analyses based on Level 3 inputs.

[8]
The Company is required to record assets and liabilities that are held for sale at the lower of carrying value or fair value less any costs to sell based on the agreed-upon sale price. These losses related to refranchising activities in North America. The charges were calculated based on Level 3 inputs. Refer to Note 2.

[9] The Company recognized a gain of $150 million on our previously held equity interests in CCBA and its South African subsidiary, which were accounted for under the equity method of accounting prior to our consolidation of the bottler in October 2017. U.S. GAAP requires the acquirer to remeasure its previously held noncontrolling equity interest in the acquired entity to fair value as of the acquisition date and recognize any gains or losses in earnings. The Company remeasured our equity interests in CCBA and its South African subsidiary based on Level 3 inputs. Refer to Note 2.
[10] The Company recognized a gain of $25 million as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its stock at a per share amount greater than the carrying value of the Company's per share investment. Accordingly, the Company is required to treat this type of transaction as if the Company had sold a proportionate share of its investment in Coca-Cola FEMSA. This gain was determined using Level 1 inputs.
Fair Value Measurements for Pension and Other Postretirement Benefit Plan Assets
The fair value hierarchy discussed above is not only applicable to assets and liabilities that are included in our consolidated balance sheets but is also applied to certain other assets that indirectly impact our consolidated financial statements. For example, our Company sponsors and/or contributes to a number of pension and other postretirement benefit plans. Assets contributed by the Company become the property of the individual plans. Even though the Company no longer has control over these assets, we are indirectly impacted by subsequent fair value adjustments to these assets. The actual return on these assets impacts the Company's future net periodic benefit cost, as well as amounts recognized in our consolidated balance sheets. Refer to Note 14. The Company uses the fair value hierarchy to measure the fair value of assets held by our various pension and other postretirement benefit plans.

Pension Plan Assets
The following table summarizes the levels within the fair value hierarchy for our pension plan assets (in millions):

	December 31, 2018							December 31, 2017
	Level 1	Level 2	Level 3		Other [1]		Total	Level 1	Level 2	Level 3		Other [1]		Total
Cash and cash equivalents	$461	$22	$—		$—		$483	$649	$65	$—		$—		$714
Equity securities:
U.S.-based companies	1,728	15	17		—		1,760	2,080	3	14		—		2,097
International-based companies	1,098	23	—		—		1,121	1,465	—	—		—		1,465
Fixed-income securities:
Government bonds	—	463	—		—		463	—	374	—		—		374
Corporate bonds and debt securities	—	819	16		—		835	—	803	24		—		827
Mutual, pooled and commingled funds	46	130	—		699	[3]	875	239	42	—		700	[3]	981
Hedge funds/limited partnerships	—	—	—		828	[4]	828	—	—	—		983	[4]	983
Real estate	—	—	—		391	[5]	391	—	—	2		596	[5]	598
Other	—	—	270	[2]	403	[6]	673	—	—	263	[2]	564	[6]	827
Total	$3,333	$1,472	$303		$2,321		$7,429	$4,433	$1,287	$303		$2,843		$8,866

[1]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 14.

[2]	Includes purchased annuity insurance contracts.

[3]
This class of assets includes actively managed emerging markets equity funds and a collective trust fund for qualified plans, invested primarily in equity securities of companies in developed and emerging markets. There are no liquidity restrictions on these investments.

[4]
This class of assets includes hedge funds that can be subject to redemption restrictions, ranging from monthly to tri-annually, with a redemption notice period of up to 120 days and/or initial lock-up periods of up to one year, and private equity funds that are primarily closed-end funds in which the Company's investments are generally not eligible for redemption. Distributions from these private equity funds will be received as the underlying assets are liquidated or distributed.

[5]
This class of assets includes funds invested in real estate, including a privately held real estate investment trust, a real estate commingled pension trust fund, infrastructure limited partnerships and commingled investment funds. These funds seek current income and capital appreciation through the investments and can be subject to redemption restrictions, ranging from quarterly to semi-annually, with a redemption notice period of up to 90 days.

[6]
This class of assets includes segregated portfolios of private investment funds that are invested in a portfolio of insurance-linked securities. These assets can be subject to a semi-annual redemption, with a redemption notice period of 90 days, subject to certain gate restrictions.

The following table provides a reconciliation of the beginning and ending balance of Level 3 assets for our U.S. and non-U.S. pension plans (in millions):

	Equity Securities	Fixed-Income Securities	Real Estate	Other		Total
2017
Balance at beginning of year	$14	$19	$2	$211		$246
Actual return on plan assets held at the reporting date	(3)	1	—	4		2
Purchases, sales and settlements — net	3	1	—	(9)		(5)
Transfers into/(out of) Level 3 — net	—	3	—	31		34
Foreign currency translation adjustments	—	—	—	26		26
Balance at end of year	$14	$24	$2	$263	[1]	$303
2018
Balance at beginning of year	$14	$24	$2	$263		$303
Actual return on plan assets held at the reporting date	(2)	(1)	—	19		16
Purchases, sales and settlements — net	3	(7)	(2)	1		(5)
Transfers into/(out of) Level 3 — net	2	—	—	—		2
Foreign currency translation adjustments	—	—	—	(13)		(13)
Balance at end of year	$17	$16	$—	$270	[1]	$303

[1]	Includes purchased annuity insurance contracts.
Other Postretirement Benefit Plan Assets
The following table summarizes the levels within the fair value hierarchy for our other postretirement benefit plan assets (in millions):

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Other [1]	Total	Level 1	Level 2	Other [1]	Total
Cash and cash equivalents	$73	$—	$—	$73	$78	$—	$—	$78
Equity securities:
U.S.-based companies	93	—	—	93	96	—	—	96
International-based companies	7	—	—	7	8	—	—	8
Fixed-income securities:
Government bonds	—	2	—	2	—	2	—	2
Corporate bonds and debt securities	—	16	—	16	—	7	—	7
Mutual, pooled and commingled funds	—	—	82	82	—	—	80	80
Hedge funds/limited partnerships	—	—	8	8	—	—	8	8
Real estate	—	—	4	4	—	—	5	5
Other	—	—	4	4	—	—	4	4
Total	$173	$18	$98	$289	$182	$9	$97	$288

[1]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 14.

Other Fair Value Disclosures
The carrying amounts of cash and cash equivalents; short-term investments; trade accounts receivable; accounts payable and accrued expenses; and loans and notes payable approximate their fair values because of the relatively short-term maturities of these financial instruments. As of December 31, 2018, the carrying amount and fair value of our long-term debt, including the current portion, were $30,379 million and $30,456 million, respectively. As of December 31, 2017, the carrying amount and fair value of our long-term debt, including the current portion, were $34,506 million and $35,195 million, respectively.